Financial instruments and fair value measurement	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Financial instruments and fair value measurement	Financial instruments and fair value measurement
Accounting policies
Financial assets
Financial assets are initially recognised at fair value
when Equinor becomes a party to the contractual
provisions of the asset. Financial assets are
presented as current if they contractually will expire
or otherwise are expected to be recovered within 12
months after the balance sheet date, or if they are
held for trading purposes.
Short-term highly liquid investments with original
maturity of more than 3 months are classified as
current financial investments, primarily accounted for
at amortised cost.
Trade receivables are carried at the original invoice
amount less a provision for doubtful receivables
which represent expected losses computed on a
probability-weighted basis.
A portion of Equinor's financial investments is
managed together as an investment portfolio of
Equinor's captive insurance company and is held in
order to comply with specific regulations for capital
retention. The investment portfolio is managed and
evaluated on a fair value basis in accordance with an
investment strategy and is accounted for at fair value
through profit or loss. Financial assets and financial
liabilities are shown separately in the Consolidated
balance sheet, unless Equinor has both a legal right
and intention to net settle certain balances payable
to and receivable from the same counterparty.
Gains and losses arising on the sale, settlement or
cancellation of financial assets are recognised
within Net financial items.
Financial liabilities
Financial liabilities are initially recognised at fair
value when Equinor becomes a party to the
contractual provisions of the liability. Subsequent
measurements depend on classification either at
fair value through profit or loss, or at amortised cost
using the effective interest method. The latter
applies to Equinor's non- current bank loans and
bonds.
Financial liabilities are presented as current if they
are expected to be settled within Equinor’s normal
operating cycle, due to be settled within 12 months
after the balance sheet date, if Equinor does not
have the right to defer settlement more than 12
months after the balance sheet date, or if the
liabilities are held for trading purposes.
Gains and losses arising from the repurchase,
settlement or cancellation of liabilities are
recognised within Net financial items.
Derivative financial instruments
Equinor uses derivative financial instruments to
manage certain exposures to fluctuations in
foreign currency exchange rates, interest rates and
commodity prices. These instruments are initially
recognised at fair value on the contract date and
subsequently remeasured at fair value through
profit and loss. The impact of commodity- based
derivatives is recognised in the Consolidated
statement of income as part of Revenues, as such
derivatives are related to sales contracts or
revenue-related risk management for all significant
purposes. The impact of other derivatives is
reflected under Net financial items.
Derivatives are carried as assets when the fair
value is positive and as liabilities when the fair
value is negative. Derivative assets or liabilities
expected to be settled, or with the legal right to be
settled more than 12 months after the balance
sheet date, are classified as non-current.
Derivative financial instruments held for trading
purposes are always classified as current.
Contracts to buy or sell a non-financial item that
can be settled net in cash or another financial
instrument are accounted for as financial
instruments. However, unless Equinor has a
practice of net settlement for similar contracts in
the portfolio, contracts that are entered into and
continue to be held for the purpose of the receipt
or delivery of a non-financial item in accordance
with Equinor's expected purchase, sale or usage
requirements, also referred to as own-use, are not
accounted for as financial instruments. Such sales
and purchases of physical commodity volumes
and power are reflected in the Consolidated
statement of income as Revenue from contracts
with customers and Purchases [net of inventory
variation], respectively. This is applicable to a
significant number of contracts for the purchase or
sale of crude oil and natural gas, as well as for
some contracts for the purchase or sale of power.
For contracts to sell a non-financial item that can
be settled net in cash, but are ultimately physically
settled without qualifying as own use prior to
settlement, the changes in fair value are included
in Gain/loss on commodity derivatives (see note 7
Total revenues and other income) .
When these derivatives are physically settled, the
previously recognised unrealised gain/loss is
deducted on the physically settled commodity
derivatives. Both these elements are included as
part of Revenues. The physical deliveries made
through such contracts are included in Revenue
from contracts with customers at contract price.
Derivatives embedded in host contracts which are
not financial assets within the scope of IFRS 9 are
recognised as separate derivatives and are
measured at fair value with subsequent changes
through profit and loss. This occurs, when their
risks and economic characteristics are not closely
related to those of the host contracts, and the host
contracts are not carried at fair value. Where there
is an active market for a commodity or other non-
financial item referenced in a purchase or sale
contract, a pricing formula based on this active
market will, for instance, be considered to be
closely related to the host purchase or sales
contract. However a price formula with indexation
to other markets or products will result in the
recognition of a separate derivative. In Equinor,
this mainly relates to certain natural gas sales
contracts where the pricing formula references
power. Where there is no active market for the
commodity or other non-financial item in question,
Equinor assesses the characteristics of such a
price related embedded derivative to be closely
related to the host contract if the price formula is
based on relevant indexations commonly used by
other market participants.
Financial instruments by category
The following tables present Equinor's classes of
financial instruments and their carrying amounts by the
categories as they are defined in IFRS 9 Financial
Instruments. Information on fair value of finance debt
measured at amortised cost is presented in note 21. For
other financial current and non-current balance sheet
items at amortised cost, the difference between
amortised cost and fair value is not material.

At 31 December 2025
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			1,020		1,020
Non-current financial investments	16	86	6,752		6,839
Non-current prepayments and financial receivables	16	718		1,355	2,073

Trade and other receivables	18	10,819			10,819
Current prepayments and financial receivables	16	2,726		1,159	3,885
Current derivative financial instruments			667		667
Current financial investments	16	12,884	1,413		14,297
Cash and cash equivalents	19	2,800	2,236		5,036

Total		30,034	12,088	2,514	44,636

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

Assets
Non-current derivative financial instruments			648		648
Non-current financial investments	16	98	5,519		5,616
Non-current prepayments and financial receivables	16	743		636	1,379

Trade and other receivables	18	13,590			13,590
Current prepayments and financial receivables1)	16	4,868		1,216	6,084
Current derivative financial instruments			1,024		1,024
Current financial investments	16	14,991	344		15,335
Cash and cash equivalents1)	19	4,625	1,278		5,903

Total		38,915	8,813	1,852	49,580

1) Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2
Accounting Policies for more information.

At 31 December 2025
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	23,763			23,763
Non-current derivative financial instruments			1,150		1,150

Trade and other payables	24	9,700			9,700
Current provisions and other liabilities	23	1,807		1,493	3,299
Current finance debt	21	4,047			4,047
Dividend payable		923			923
Current derivative financial instruments			448		448

Total		40,240	1,598	1,493	43,330

At 31 December 2024
(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

Liabilities
Non-current finance debt	21	19,361			19,361
Non-current derivative financial instruments			1,958		1,958

Trade and other payables	24	11,110			11,110
Current provisions and other liabilities	23	1,385		999	2,384
Current finance debt	21	7,223			7,223
Dividend payable		1,906			1,906
Current derivative financial instruments			833		833

Total		40,985	2,791	999	44,775
Measurement of fair values
Quoted prices in active markets represent the best
evidence of fair value and are used by Equinor in
determining the fair values of assets and liabilities to the extent possible. Financial instruments quoted in active
markets will typically include financial instruments with
quoted market prices obtained from the relevant
exchanges or clearing houses. The fair values of quoted
financial assets, financial liabilities and derivative
instruments are determined by reference to mid-market
prices, at the close of business on the balance sheet
date.
When there is no active market, fair value is determined
using valuation techniques. These techniques include
recent arm's-length market transactions, reference to
other instruments that are substantially the same,
discounted cash flow analysis, and pricing models and
related internal assumptions. In the valuation
techniques, Equinor also takes into consideration the
counterparty’s credit risk and its own credit risk. This
consideration is either reflected in the discount rate
used or through direct adjustments to the calculated
cash flows. For elements of long-term physical delivery
commodity contracts, fair value estimates, to the extent
possible, are based on quoted forward prices in the
market and underlying indexes in the contracts, as well
as assumptions of forward prices and margins where
observable market prices are unavailable. Similarly, the
fair values of interest and currency swaps are estimated
based on relevant quotes from active markets, quotes
of comparable instruments, and other appropriate
valuation techniques.
Fair value hierarchy
The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2025
Level 1	4,105	—	1,149	13		—	(14)	5,253
Level 2	1,984	340	264	509	2,236	(1,150)	(400)	3,781
Level 3	663	680	—	145		—	(34)	1,455

Total fair value	6,752	1,020	1,413	667	2,236	(1,150)	(448)	10,490

At 31 December 2024
Level 1	3,178	—	—	2		—	—	3,180
Level 2	1,762	105	344	904	1,278	(1,942)	(775)	1,676
Level 3	579	543		118		(17)	(58)	1,167

Total fair value	5,519	648	344	1,024	1,278	(1,958)	(833)	6,022
Level 1, fair value based on prices quoted in an active
market for identical assets or liabilities, includes
financial instruments actively traded and for which the
values recognised in the Consolidated balance sheet
are determined based on observable prices on identical
instruments. For Equinor this category will, in most
cases, only be relevant for investments in listed equity
securities and government bonds.
Level 2, fair value based on inputs other than quoted
prices included within level 1, which are derived from
observable market transactions, includes Equinor's non-
standardised contracts for which fair values are
determined on the basis of price inputs from observable
market transactions. This will typically be when Equinor
uses forward prices on crude oil, natural gas, interest
rates and foreign currency exchange rates as inputs to
the valuation models to determine the fair value of its
derivative financial instruments.
Level 3, fair value based on unobservable inputs,
includes financial instruments for which fair values are
determined on the basis of input and assumptions that
are not from observable market transactions. The fair
values presented in this category are mainly based on
internal assumptions. The internal assumptions are only
used in the absence of quoted prices from an active
market or other observable price inputs for the financial
instruments subject to the valuation.
The fair value of certain earn-out agreements and
embedded derivative contracts are determined by the
use of valuation techniques with price inputs from
observable market transactions as well as internally
generated price assumptions and volume profiles. The
discount rate used in the valuation is a risk-free rate
based on the applicable currency and time horizon of
the underlying cash flows adjusted for a credit premium
to reflect either Equinor's credit premium, if the value is
a liability, or an estimated counterparty credit premium if
the value is an asset. In addition, a risk premium for risk
elements not adjusted for in the cash flow may be
included when applicable. The fair values of these
derivative financial instruments have been classified in
their entirety in the third category within current
derivative financial instruments and non-current
derivative financial instruments.
During 2025 the financial instruments within level 3
have had a net increase in fair value of
USD 289 million, of which a gain of USD 282 million
was recognised in the Consolidated statement of
income, mainly due to changes in fair value of certain
embedded derivatives. During 2024, financial
instruments within level 3 had a net increase in fair
value of USD 75 million, of which a gain of
USD 216 million was recognised in the Consolidated
statement of income, mainly due to changes in fair
value of certain embedded derivatives and earn-out
agreements..